(fidelity_logo)(Registered Trademark)

Fidelity® Advisor

Aggressive Growth

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Disappointing earnings reports and growing concerns about corporate accounting standards overwhelmed good news on the economic front, resulting in negative returns for most popular benchmarks of U.S. stock performance through the first five months of 2002. As is typical when equities are in turmoil, investors retreated to the fixed-income markets, which explains the positive performance of nearly every bond category year to date.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity Advisor Aggressive Growth Fund - Class A

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the one year and life of fund total returns would have been lower.

Cumulative Total Returns

Periods ended May 31, 2002	Past 6 months	Past 1 year	Life of fund
Fidelity® Adv Aggressive Growth - CL A	-3.09%	-20.02%	-21.62%
Fidelity Adv Aggressive Growth - CL A (incl. 5.75% sales charge)	-8.67%	-24.62%	-26.12%
Russell Midcap® Growth	-6.31%	-17.15%	-33.95%
Mid-Cap Funds Average	0.02%	-10.85%	n/a *

Cumulative total returns show Class A's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on November 13, 2000. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Russell Midcap® Growth Index - a market capitalization-weighted index of medium capitalization growth-oriented stocks of U.S. domiciled corporations. To measure how the fund's performance stacked up against its peers, you can compare it to the mid-cap funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 703 mutual funds. These benchmarks include reinvested dividends and capital gains, if any. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page <Click Here> of this report.(dagger)

Average Annual Total Returns

Periods ended May 31, 2002	Past 1 year	Life of fund
Fidelity Adv Aggressive Growth - CL A	-20.02%	-14.58%
Fidelity Adv Aggressive Growth - CL A (incl. 5.75% sales charge)	-24.62%	-17.80%
Russell Midcap Growth	-17.15%	-23.55%
Mid-Cap Funds Average	-10.85%	n/a *

Average annual total returns take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.

* Not available

Semiannual Report

Fidelity Advisor Aggressive Growth Fund - Class A
Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Aggressive Growth Fund - Class A on November 13, 2000, when the fund started, and the current 5.75% sales charge was paid. As the chart shows, by May 31, 2002 the value of the investment would have been $7,388 - a 26.12% decrease on the initial investment. For comparison, look at how the Russell Midcap Growth Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have been $6,605 - a 33.95% decrease.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

(dagger) The Lipper mid-cap growth funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper mid-cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of May 31, 2002, the six month and one year cumulative total returns for the mid-cap growth funds average were -5.26% and -18.68%, respectively; and the one year average annual total return was -18.68%. The six month and one year cumulative total returns for the mid-cap supergroup average were 0.38% and -10.27%, respectively; and the one year average annual total return was -10.27%.

Semiannual Report

Fidelity Advisor Aggressive Growth Fund - Class T

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the one year and life of fund total returns would have been lower.

Cumulative Total Returns

Periods ended May 31, 2002	Past 6 months	Past 1 year	Life of fund
Fidelity Adv Aggressive Growth - CL T	-3.23%	-20.16%	-21.92%
Fidelity Adv Aggressive Growth - CL T (incl. 3.50% sales charge)	-6.61%	-22.96%	-24.65%
Russell Midcap Growth	-6.31%	-17.15%	-33.95%
Mid-Cap Funds Average	0.02%	-10.85%	n/a *

Cumulative total returns show Class T's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on November 13, 2000. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Russell Midcap Growth Index - a market capitalization-weighted index of medium capitalization growth-oriented stocks of U.S. domiciled corporations. To measure how the fund's performance stacked up against its peers, you can compare it to the mid-cap funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 703 mutual funds. These benchmarks include reinvested dividends and capital gains, if any. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page <Click Here> of this report.(dagger)

Average Annual Total Returns

Periods ended May 31, 2002	Past 1 year	Life of fund
Fidelity Adv Aggressive Growth - CL T	-20.16%	-14.80%
Fidelity Adv Aggressive Growth - CL T (incl. 3.50% sales charge)	-22.96%	-16.74%
Russell Midcap Growth	-17.15%	-23.55%
Mid-Cap Funds Average	-10.85%	n/a *

Average annual total returns take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year.

* Not available

Semiannual Report

Fidelity Advisor Aggressive Growth Fund - Class T
Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Aggressive Growth Fund - Class T on November 13, 2000, when the fund started, and the current 3.50% sales charge was paid. As the chart shows, by May 31, 2002 the value of the investment would have been $7,535 - a 24.65% decrease on the initial investment. For comparison, look at how the Russell Midcap Growth Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have been $6,605 - a 33.95% decrease.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

(dagger) The Lipper mid-cap growth funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper mid-cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of May 31, 2002, the six month and one year cumulative total returns for the mid-cap growth funds average were -5.26% and -18.68%, respectively; and the one year average annual total return was -18.68%. The six month and one year cumulative total returns for the mid-cap supergroup average were 0.38% and -10.27%, respectively; and the one year average annual total return was -10.27%.

Semiannual Report

Fidelity Advisor Aggressive Growth Fund - Class B

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Class B shares' contingent deferred sales charges included in the past six months, past one year and the life of fund total return are 5%, 5% and 4%, respectively. If Fidelity had not reimbursed certain class expenses, the one year and life of fund total returns would have been lower.

Cumulative Total Returns

Periods ended May 31, 2002	Past 6 months	Past 1 year	Life of fund
Fidelity Adv Aggressive Growth - CL B	-3.49%	-20.70%	-22.52%
Fidelity Adv Aggressive Growth - CL B (incl. contingent deferred sales charge)	-8.32%	-24.66%	-25.61%
Russell Midcap Growth	-6.31%	-17.15%	-33.95%
Mid-Cap Funds Average	0.02%	-10.85%	n/a *

Cumulative total returns show Class B's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on November 13, 2000. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to the performance of the Russell Midcap Growth Index - a market capitalization-weighted index of medium capitalization growth-oriented stocks of U.S. domiciled corporations. To measure how the fund's performance stacked up against its peers, you can compare it to the mid-cap funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 703 mutual funds. These benchmarks include reinvested dividends and capital gains, if any. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page <Click Here> of this report.(dagger)

Average Annual Total Returns

Periods ended May 31, 2002	Past 1 year	Life of fund
Fidelity Adv Aggressive Growth - CL B	-20.70%	-15.22%
Fidelity Adv Aggressive Growth - CL B (incl. contingent deferred sales charge)	-24.66%	-17.43%
Russell Midcap Growth	-17.15%	-23.55%
Mid-Cap Funds Average	-10.85%	n/a *

Average annual total returns take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year.

* Not available

Semiannual Report

Fidelity Advisor Aggressive Growth Fund - Class B
Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Aggressive Growth Fund - Class B on November 13, 2000, when the fund started. As the chart shows, by May 31, 2002 the value of the investment, including the effect of the applicable contingent deferred sales charge, would have been $7,439 - a 25.61% decrease on the initial investment. For comparison, look at how the Russell Midcap Growth Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have been $6,605 - a 33.95% decrease.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

(dagger) The Lipper mid-cap growth funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper mid-cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of May 31, 2002, the six month and one year cumulative total returns for the mid-cap growth funds average were -5.26% and -18.68%, respectively; and the one year average annual total return was -18.68%. The six month and one year cumulative total returns for the mid-cap supergroup average were 0.38% and -10.27%, respectively; and the one year average annual total return was -10.27%.

Semiannual Report

Fidelity Advisor Aggressive Growth Fund - Class C

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Class C shares' contingent deferred sales charges included in the past six months, past one year and the life of fund total return are 1%, 1% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the one year and life of fund total returns would have been lower.

Cumulative Total Returns

Periods ended May 31, 2002	Past 6 months	Past 1 year	Life of fund
Fidelity Adv Aggressive Growth - CL C	-3.36%	-20.49%	-22.32%
Fidelity Adv Aggressive Growth - CL C (incl. contingent deferred sales charge)	-4.33%	-21.29%	-22.32%
Russell Midcap Growth	-6.31%	-17.15%	-33.95%
Mid-Cap Funds Average	0.02%	-10.85%	n/a *

Cumulative total returns show Class C's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on November 13, 2000. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to the performance of the Russell Midcap Growth Index - a market capitalization-weighted index of medium capitalization growth-oriented stocks of U.S. domiciled corporations. To measure how the fund's performance stacked up against its peers, you can compare it to the mid-cap funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 703 mutual funds. These benchmarks include reinvested dividends and capital gains, if any. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page <Click Here> of this report.(dagger)

Average Annual Total Returns

Periods ended May 31, 2002	Past 1 year	Life of fund
Fidelity Adv Aggressive Growth - CL C	-20.49%	-15.08%
Fidelity Adv Aggressive Growth - CL C (incl. contingent deferred sales charge)	-21.29%	-15.08%
Russell Midcap Growth	-17.15%	-23.55%
Mid-Cap Funds Average	-10.85%	n/a *

Average annual total returns take Class C shares' cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year.

* Not available

Semiannual Report

Fidelity Advisor Aggressive Growth Fund - Class C
Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Aggressive Growth Fund - Class C on November 13, 2000, when the fund started. As the chart shows, by May 31, 2002 the value of the investment would have been $7,768 - a 22.32% decrease on the initial investment. For comparison, look at how the Russell Midcap Growth Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have been $6,605 - a 33.95% decrease.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

(dagger) The Lipper mid-cap growth funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper mid-cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of May 31, 2002, the six month and one year cumulative total returns for the mid-cap growth funds average were -5.26% and -18.68%, respectively; and the one year average annual total return was -18.68%. The six month and one year cumulative total returns for the mid-cap supergroup average were 0.38% and -10.27%, respectively; and the one year average annual total return was -10.27%.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

When the six-month period ending May 31, 2002, began, investors had very good reasons to believe that the equity markets and U.S. economy were on the mend. Growth in gross domestic product was strong for two consecutive quarters, signaling an end to the brief recession; interest rates were at 40-year lows; consumer spending was solid; and, in the first three months of this year, productivity had its highest quarterly increase in 19 years. So why, almost halfway through 2002, is the U.S. stock market potentially facing its third consecutive year of negative returns? You could sum it up in two words: corporate earnings. There's a fairly well-known adage in this business that says "stock prices follow earnings." That's been particularly true of late, as companies that announced earnings misses could only watch as investors - already in a foul mood given the recent spate of corporate accounting irregularities - sold off their stocks in droves. Despite this backdrop, the blue-chip bellwether Dow Jones Industrial AverageSM held up relatively well, gaining 1.68% for the period. Reflecting continued weakness in the technology and telecommunications sectors, the NASDAQ Composite® Index declined 16.17% during the past six months, and the large-cap weighted Standard & Poor's 500SM Index suffered a loss of 5.68%.

(Portfolio Manager photograph)
An interview with Rajiv Kaul, Portfolio Manager of Fidelity Advisor Aggressive Growth Fund

Q. How did the fund perform, Rajiv?

A. The environment continued to be challenging for growth investors. For the six months ending May 31, 2002, the fund's Class A, Class T, Class B and Class C shares fell 3.09%, 3.23%, 3.49% and 3.36%, respectively. During the same period, the Russell Midcap Growth Index declined 6.31%, while the mid-cap funds average tracked by Lipper Inc. managed a 0.02% gain. For the 12 months ending May 31, 2002, the fund's Class A, Class T, Class B and Class C shares lost 20.02%, 20.16%, 20.70% and 20.49%, respectively, while the Russell index declined 17.15% and the Lipper average fell 10.85%.

Q. Why did the fund outperform the Russell index but underperform the Lipper average during the six-month period?

A. Underweighting the weak information technology sector was one beneficial influence versus the Russell index. Stock selection in the fund's two largest sectors, health care and information technology, also was helpful to its relative performance. In both sectors, I tried to focus on companies with accelerating earnings growth and reasonable stock prices. In health care, my emphasis was on pharmaceutical and biotechnology companies with favorable new product stories. In general, I avoided the largest-cap pharmaceutical and biotech names because of the relative scarcity of promising drugs in their pipelines. Timely buying and selling in the technology sector also helped the fund's performance. Some tech companies saw their share prices surge on news of better-than-expected fourth-quarter earnings and, in a number of cases where I thought the upward progress of a stock was not sustainable, I liquidated the position. The fund underperformed the Lipper average in part because the average includes both value and growth funds, and value had a clear edge over growth during the period.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. What other factors worked against the fund's relative performance?

A. Despite our favorable stock selection, my decision to overweight the weak pharmaceutical and biotechnology parts of the health care sector detracted from the fund's relative performance, as both of those industries performed poorly during the period. A sizable underweighting in financial stocks also hurt us, because that sector bucked the overall market downturn relatively well. I underweighted financials because of my concerns about skyrocketing consumer debt and the possibility of rising default rates on commercial and consumer loans. Furthermore, I felt that we were probably at or near the end of the downward trend in interest rates that helped many financial services companies during 2001.

Q. Which stocks helped the fund's performance?

A. Two telecommunications infrastructure plays, Redback Networks and Sonus Networks, made positive contributions to the fund's performance. Both reported better-than-expected earnings for the fourth quarter of 2001, and I reduced or eliminated our positions in these stocks, which then experienced sharp declines during the rest of the period. Another helpful stock was well-known retailer Saks. A turnaround story, Saks did a good job of improving its floor plans, selling off older inventory and reducing costs.

Q. Which stocks detracted from the fund's performance?

A. Security software maker RSA Security - no longer owned by the fund - dropped sharply in January on the news that the Securities and Exchange Commission was launching an investigation into how the company reported its revenue early in 2001. The stock sustained further damage later in the period when the company warned that its first-quarter results would fall short of expectations. King Pharmaceuticals and Salix Pharmaceuticals exemplified the kind of smaller-cap drug companies I was looking for, but both were hurt by the weak economy and a negative halo effect caused by alleged irregularities at Elan Pharmaceuticals and ImClone Systems, neither of which we held at the end of the period.

Q. What's your outlook, Rajiv?

A. I'll continue to monitor trends in capital spending to determine when to adopt a more aggressive stance on technology stocks. There are many who think that a meaningful economic recovery is imminent, but I'm not so certain. It's still unclear whether the recent improvement in industrial production and other measures of economic activity is due to inventory restocking or a genuine increase in demand. If there is no substantial recovery soon, stock prices could begin to look expensive to investors, especially in growth sectors such as technology. Low interest rates have historically been a positive factor for stock prices, but we might need more time for the excesses of the previous capital spending binge to be worked out of the system.

Semiannual Report

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks capital appreciation

Start date: November 13, 2000

Size: as of May 31, 2002, more than $34 million

Manager: Rajiv Kaul, since 2001; joined Fidelity in 1996

3

Rajiv Kaul on the pharmaceutical industry:

"The pharmaceutical industry has traditionally been a source of relatively stable growth during weak phases in the economy. However, the financial results of large-cap pharmaceutical companies have been disappointing during the past two years or so. I see this trend as the result of several causes. First, a greater-than-normal number of new ´blockbuster' drugs received regulatory approval in the mid-1990s, and the patent protection for many of these drugs has already expired or is about to do so. As a result, the industry as a whole is suffering from a cyclical lull in product development and earnings growth.

"Another factor has to do with the industry consolidation that has occurred during the past decade. As companies get larger, it takes a bigger blockbuster product to make a meaningful difference to their earnings. Furthermore, developing a blockbuster product is an inexact science, and it is difficult to know how to allocate funds for research and development over the long term, especially for larger companies. Their huge size forces them to spend aggressively on research and development, but the returns of R&D frequently do not justify the expense. That is why I have recently favored smaller drug and biotech companies for the fund."

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Salix Pharmaceuticals Ltd.	3.5	0.0
Biogen, Inc.	2.6	0.9
Limited Brands, Inc.	2.5	0.0
Gilead Sciences, Inc.	2.4	0.4
Big Lots, Inc.	2.1	0.0
SLM Corp.	1.9	0.0
AT&T Wireless Services, Inc.	1.7	0.1
Lexmark International, Inc. Class A	1.7	0.0
Anthem, Inc.	1.7	0.0
Concord Communications, Inc.	1.6	0.0
	21.7
Top Five Market Sectors as of May 31, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Health Care	27.8	35.0
Information Technology	22.7	24.8
Consumer Discretionary	21.1	8.9
Industrials	11.8	12.2
Energy	9.1	4.9
Asset Allocation (% of fund's net assets)
As of May 31, 2002 *		As of November 30, 2001 **
	Stocks 103.3%		Stocks 94.3%
	Convertible Securities 0.5%		Convertible Securities 0.8%
	Short-Term Investments and Net Other Assets (3.8)% A		Short-Term Investments and Net Other Assets 4.9%
* Foreign investments	1.6%	** Foreign investments	4.6%

A Short-term investments and net other assets are not included in the pie chart.

Semiannual Report

Investments May 31, 2002 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 103.3%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 21.1%
Auto Components - 0.4%
American Axle & Manufacturing Holdings, Inc. (a)	2,100	$ 63,420
Superior Industries International, Inc.	1,600	73,216
		136,636
Hotels, Restaurants & Leisure - 2.1%
Harrah's Entertainment, Inc. (a)	8,300	395,495
International Game Technology (a)	2,350	146,875
MGM Mirage, Inc. (a)	160	6,030
Starbucks Corp. (a)	7,620	185,014
		733,414
Household Durables - 2.0%
Black & Decker Corp.	2,400	114,696
Helen of Troy Corp. (a)	5,500	72,541
Maytag Corp.	2,100	94,059
Mohawk Industries, Inc. (a)	6,152	403,079
		684,375
Internet & Catalog Retail - 2.3%
Amazon.com, Inc. (a)	12,500	227,875
Insight Enterprises, Inc. (a)	11,900	314,755
USA Interactive (a)	8,398	239,343
USA Interactive warrants 2/4/09 (a)	211	2,078
		784,051
Media - 1.6%
AOL Time Warner, Inc. (a)	600	11,220
Clear Channel Communications, Inc. (a)	1,500	79,845
Fox Entertainment Group, Inc. Class A (a)	3,300	82,632
Knight-Ridder, Inc.	600	39,498
Lamar Advertising Co. Class A (a)	2,200	94,622
Univision Communications, Inc. Class A (a)	5,900	236,000
		543,817
Multiline Retail - 5.2%
Big Lots, Inc. (a)	39,550	707,945
BJ's Wholesale Club, Inc. (a)	1,670	72,228
Dollar General Corp.	2,200	37,818
Dollar Tree Stores, Inc. (a)	12,300	495,321
Family Dollar Stores, Inc.	1,400	50,400
Saks, Inc. (a)	28,700	400,652
		1,764,364
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 7.5%
American Eagle Outfitters, Inc. (a)	1,400	$ 31,080
AutoZone, Inc. (a)	1,200	98,220
Bed Bath & Beyond, Inc. (a)	8,400	288,120
Best Buy Co., Inc. (a)	9,650	445,830
Hot Topic, Inc. (a)	3,700	94,720
Lowe's Companies, Inc.	3,000	141,480
Office Depot, Inc. (a)	8,500	155,380
Staples, Inc. (a)	4,700	99,076
Limited Brands, Inc.	41,200	864,788
TJX Companies, Inc.	10,000	210,900
Williams-Sonoma, Inc. (a)	3,800	121,638
		2,551,232
TOTAL CONSUMER DISCRETIONARY		7,197,889
CONSUMER STAPLES - 3.7%
Beverages - 0.6%
Pepsi Bottling Group, Inc.	6,500	214,630
Food & Drug Retailing - 0.4%
Rite Aid Corp. (a)	8,960	30,195
Whole Foods Market, Inc. (a)	2,200	112,574
		142,769
Food Products - 1.7%
Dean Foods Co. (a)	4,400	160,600
Hershey Foods Corp.	1,800	120,114
Kellogg Co.	2,800	102,760
McCormick & Co., Inc. (non-vtg.)	1,800	47,268
Wm. Wrigley Jr. Co.	2,400	137,544
		568,286
Tobacco - 1.0%
RJ Reynolds Tobacco Holdings, Inc.	3,200	226,240
UST, Inc.	2,900	111,157
		337,397
TOTAL CONSUMER STAPLES		1,263,082
ENERGY - 9.1%
Energy Equipment & Services - 7.3%
BJ Services Co. (a)	10,400	390,208
Cooper Cameron Corp. (a)	4,450	250,402
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Energy Equipment & Services - continued
ENSCO International, Inc.	5,500	$ 180,125
Input/Output, Inc. (a)	2,560	23,040
Nabors Industries, Inc. (a)	7,200	316,080
Noble Corp. (a)	8,200	351,124
Patterson-UTI Energy, Inc. (a)	2,800	85,568
Rowan Companies, Inc.	2,000	51,400
Smith International, Inc. (a)	5,690	417,532
Weatherford International, Inc. (a)	8,280	416,898
		2,482,377
Oil & Gas - 1.8%
Burlington Resources, Inc.	4,900	198,940
EOG Resources, Inc.	1,100	45,100
Murphy Oil Corp.	1,300	120,172
Ocean Energy, Inc.	2,100	46,683
Valero Energy Corp.	4,900	193,550
		604,445
TOTAL ENERGY		3,086,822
FINANCIALS - 3.4%
Diversified Financials - 3.4%
AmeriCredit Corp. (a)	2,900	101,790
E*TRADE Group, Inc. (a)	6,670	41,354
Federated Investors, Inc. Class B (non-vtg.)	3,270	109,218
Investment Technology Group, Inc. (a)	1,500	54,600
LaBranche & Co., Inc. (a)	2,000	52,800
SEI Investments Co.	3,000	99,000
SLM Corp.	6,700	646,416
Waddell & Reed Financial, Inc. Class A	2,400	59,280
		1,164,458
HEALTH CARE - 27.7%
Biotechnology - 10.0%
Affymetrix, Inc. (a)	1,600	38,320
Biogen, Inc. (a)	17,500	872,900
BioMarin Pharmaceutical, Inc. (a)	10,100	58,479
Cephalon, Inc. (a)	1,100	58,938
Enzon, Inc. (a)	1,000	28,170
Genzyme Corp. - General Division (a)	8,400	269,052
Gilead Sciences, Inc. (a)	23,400	834,444
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Biotechnology - continued
IDEC Pharmaceuticals Corp. (a)	2,810	$ 120,521
MedImmune, Inc. (a)	10,585	344,224
Millennium Pharmaceuticals, Inc. (a)	7,272	109,734
Neurocrine Biosciences, Inc. (a)	500	16,215
QLT, Inc. (a)	5,800	73,274
Sangstat Medical Corp. (a)	7,100	156,200
Trimeris, Inc. (a)	8,600	419,336
		3,399,807
Health Care Equipment & Supplies - 4.5%
Advanced Neuromodulation Systems, Inc. (a)	3,600	114,984
Biomet, Inc.	8,300	234,309
Boston Scientific Corp. (a)	7,300	203,305
DENTSPLY International, Inc.	1,950	78,117
Guidant Corp. (a)	2,000	80,000
Kensey Nash Corp. (a)	3,900	72,150
Medical Action Industries, Inc. (a)	34,800	443,700
Resmed, Inc. (a)	2,600	71,370
St. Jude Medical, Inc. (a)	1,500	126,600
Stryker Corp.	1,900	103,664
Therasense, Inc.	600	10,800
		1,538,999
Health Care Providers & Services - 8.1%
AdvancePCS Class A (a)	1,200	28,560
AmeriPath, Inc. (a)	3,200	94,400
Anthem, Inc.	8,000	567,200
Caremark Rx, Inc. (a)	7,600	146,984
Community Health Systems, Inc. (a)	1,200	35,328
HCA, Inc.	2,300	112,999
Health Management Associates, Inc. Class A (a)	5,340	109,951
Laboratory Corp. of America Holdings (a)	4,600	225,630
Lincare Holdings, Inc. (a)	2,200	65,296
Manor Care, Inc. (a)	2,500	64,750
McKesson Corp.	2,100	78,750
Oxford Health Plans, Inc. (a)	2,400	115,680
Quest Diagnostics, Inc. (a)	2,700	236,034
Tenet Healthcare Corp. (a)	2,600	193,700
Trigon Healthcare, Inc. (a)	1,700	176,035
UnitedHealth Group, Inc.	1,000	90,800
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Providers & Services - continued
Universal Health Services, Inc. Class B (a)	2,220	$ 110,156
Wellpoint Health Networks, Inc. (a)	4,200	311,472
		2,763,725
Pharmaceuticals - 5.1%
Atrix Laboratories, Inc. (a)	9,200	229,356
CIMA Labs, Inc. (a)	1,880	53,317
InKine Pharmaceutical, Inc. (a)	29,400	33,810
Johnson & Johnson	600	36,810
King Pharmaceuticals, Inc. (a)	2,600	70,330
Medicines Co. (a)	12,000	108,000
Salix Pharmaceuticals Ltd. (a)	79,500	1,208,398
		1,740,021
TOTAL HEALTH CARE		9,442,552
INDUSTRIALS - 11.4%
Aerospace & Defense - 2.0%
General Dynamics Corp.	400	40,240
L-3 Communications Holdings, Inc. (a)	1,800	113,580
Lockheed Martin Corp.	1,800	111,690
Mercury Computer Systems, Inc. (a)	1,200	32,844
Northrop Grumman Corp.	3,200	388,192
		686,546
Airlines - 1.0%
AMR Corp. (a)	5,300	111,035
Continental Airlines, Inc. Class B (a)	600	13,362
Delta Air Lines, Inc.	3,100	81,375
Northwest Airlines Corp. (a)	3,000	50,160
UAL Corp.	8,300	101,177
		357,109
Building Products - 0.8%
American Standard Companies, Inc. (a)	2,400	181,200
York International Corp.	2,100	74,445
		255,645
Commercial Services & Supplies - 6.3%
Apollo Group, Inc. Class A (a)	5,250	181,020
Cendant Corp. (a)	6,490	118,637
Certegy, Inc. (a)	2,700	116,100
ChoicePoint, Inc. (a)	1,500	89,415
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Convergys Corp. (a)	2,500	$ 65,600
DST Systems, Inc. (a)	3,900	192,699
Equifax, Inc.	3,200	88,416
First Data Corp.	1,800	142,560
H&R Block, Inc.	600	26,940
Herman Miller, Inc.	2,700	63,342
InterCept, Inc. (a)	5,530	138,914
Labor Ready, Inc. (a)	10,800	95,904
Paychex, Inc.	10,700	370,755
Robert Half International, Inc. (a)	5,100	125,868
Sabre Holdings Corp. Class A (a)	7,200	283,680
Total System Services, Inc.	1,700	38,913
		2,138,763
Machinery - 0.7%
Danaher Corp.	2,600	181,012
Eaton Corp.	900	72,738
		253,750
Trading Companies & Distributors - 0.6%
Fastenal Co.	4,800	189,648
TOTAL INDUSTRIALS		3,881,461
INFORMATION TECHNOLOGY - 22.7%
Communications Equipment - 2.9%
Brocade Communications System, Inc. (a)	14,700	288,855
Comverse Technology, Inc. (a)	5,800	68,730
Finisar Corp. (a)	40,000	104,040
JDS Uniphase Corp. (a)	19,300	67,743
McDATA Corp. Class B (a)	19,500	174,915
Motorola, Inc.	10,400	166,296
QUALCOMM, Inc. (a)	3,000	94,920
Redback Networks, Inc. (a)	8,600	17,802
		983,301
Computers & Peripherals - 2.7%
Apple Computer, Inc. (a)	8,400	195,720
EMC Corp. (a)	12,400	89,900
Lexmark International, Inc. Class A (a)	9,100	568,295
Network Appliance, Inc. (a)	5,100	66,351
		920,266
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - 0.5%
Benchmark Electronics, Inc. (a)	700	$ 21,000
Millipore Corp.	1,300	51,454
PerkinElmer, Inc.	3,740	52,248
Tech Data Corp. (a)	900	36,243
		160,945
Internet Software & Services - 1.0%
Retek, Inc. (a)	1,700	41,463
Yahoo!, Inc. (a)	18,400	294,768
		336,231
IT Consulting & Services - 1.3%
Affiliated Computer Services, Inc. Class A (a)	2,200	122,408
SunGard Data Systems, Inc. (a)	11,310	318,037
		440,445
Semiconductor Equipment & Products - 8.9%
Advanced Micro Devices, Inc. (a)	26,900	307,467
Altera Corp. (a)	8,900	160,467
Amkor Technology, Inc. (a)	2,900	43,123
Analog Devices, Inc. (a)	10,400	380,848
Atmel Corp. (a)	11,700	96,174
Broadcom Corp. Class A (a)	3,400	76,670
ChipPAC, Inc. (a)	8,200	71,176
Conexant Systems, Inc. (a)	37,400	267,410
Fairchild Semiconductor International, Inc. Class A (a)	8,500	213,775
Integrated Device Technology, Inc. (a)	4,700	119,568
International Rectifier Corp. (a)	1,600	75,152
Intersil Corp. Class A (a)	4,000	96,080
LAM Research Corp. (a)	4,000	90,960
Lattice Semiconductor Corp. (a)	3,500	37,450
Marvell Technology Group Ltd. (a)	4,700	147,956
Micron Technology, Inc. (a)	1,600	37,728
Mykrolis Corp.	879	11,867
National Semiconductor Corp. (a)	4,800	147,360
NVIDIA Corp. (a)	2,000	66,920
Oak Technology, Inc. (a)	6,900	89,286
Photronics, Inc. (a)	7,100	162,377
Semtech Corp. (a)	4,000	131,520
Silicon Laboratories, Inc. (a)	200	4,776
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductor Equipment & Products - continued
Teradyne, Inc. (a)	5,800	$ 157,064
Vitesse Semiconductor Corp. (a)	6,300	31,683
		3,024,857
Software - 5.4%
Adobe Systems, Inc.	10,900	393,490
Aspen Technology, Inc. (a)	3,300	36,993
Cadence Design Systems, Inc. (a)	2,700	52,002
Compuware Corp. (a)	7,940	58,518
Concord Communications, Inc. (a)	36,400	547,820
Electronic Arts, Inc. (a)	3,600	230,400
Intuit, Inc. (a)	4,400	192,412
Legato Systems, Inc. (a)	4,940	30,924
Network Associates, Inc. (a)	11,310	218,849
Quest Software, Inc. (a)	7,400	103,600
		1,865,008
TOTAL INFORMATION TECHNOLOGY		7,731,053
MATERIALS - 1.8%
Chemicals - 0.3%
Ferro Corp.	1,700	49,963
OM Group, Inc.	500	32,800
		82,763
Construction Materials - 0.1%
Lafarge North America, Inc.	1,100	46,090
Containers & Packaging - 0.9%
Owens-Illinois, Inc. (a)	5,000	87,500
Sealed Air Corp.	5,000	223,750
		311,250
Metals & Mining - 0.5%
Massey Energy Corp.	4,800	62,880
Newmont Mining Corp. Holding Co.	3,370	105,178
		168,058
TOTAL MATERIALS		608,161
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - 2.4%
Wireless Telecommunication Services - 2.4%
AT&T Wireless Services, Inc. (a)	72,000	$ 583,920
Sprint Corp. - PCS Group Series 1 (a)	24,000	250,560
		834,480
TOTAL COMMON STOCKS (Cost $34,079,872)		35,209,958
Convertible Preferred Stocks - 0.0%

CONSUMER DISCRETIONARY - 0.0%
Internet & Catalog Retail - 0.0%
USA Interactive Series A, $0.995 (Cost $12,073)	190	10,925
Convertible Bonds - 0.5%
Ratings (unaudited)(c)		Principal Amount
HEALTH CARE - 0.1%
Biotechnology - 0.1%
CV Therapeutics, Inc. 4.75% 3/7/07	-	$ 52,500	37,826
INDUSTRIALS - 0.4%
Commercial Services & Supplies - 0.4%
Ogden Corp. 5.75% 10/20/02 (b)	Ca	430,000	129,000
TOTAL CONVERTIBLE BONDS (Cost $294,848)			166,826
TOTAL INVESTMENT PORTFOLIO - 103.8% (Cost $34,386,793)	35,387,709
NET OTHER ASSETS - (3.8)%	(1,300,601)
NET ASSETS - 100%	$ 34,087,108
Legend
(a) Non-income producing
(b) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(c) For certain securities not individually rated by a nationally recognized rating agency, the ratings listed have been assigned by Fidelity.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $103,572,643 and $100,513,617, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $21,933 for the period.
Income Tax Information

At May 31, 2002, the aggregate cost of investment securities for income tax purposes was $35,032,448. Net unrealized appreciation aggregated $355,261, of which $3,187,760 related to appreciated investment securities and $2,832,499 related to depreciated investment securities.

At November 30, 2001, the fund had a capital loss carryforward of approximately $10,015,000 all of which will expire on November 30, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2002 (Unaudited)
Assets
Investment in securities, at value (cost $34,386,793) - See accompanying schedule		$ 35,387,709
Receivable for investments sold		1,539,885
Receivable for fund shares sold		53,322
Dividends receivable		5,429
Interest receivable		1,416
Total assets		36,987,761
Liabilities
Payable to custodian bank	$ 966,147
Payable for investments purchased	1,789,768
Payable for fund shares redeemed	81,254
Accrued management fee	19,360
Distribution fees payable	20,699
Other payables and accrued expenses	23,425
Total liabilities		2,900,653
Net Assets		$ 34,087,108
Net Assets consist of:
Paid in capital		$ 45,314,741
Accumulated net investment (loss)		(302,777)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(11,925,772)
Net unrealized appreciation (depreciation) on investments		1,000,916
Net Assets		$ 34,087,108

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2002 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($3,163,299 ÷ 403,952 shares)	$ 7.83
Maximum offering price per share (100/94.25 of $7.83)	$ 8.31
Class T: Net Asset Value and redemption price per share ($13,770,891 ÷ 1,765,177 shares)	$ 7.80
Maximum offering price per share (100/96.50 of $7.80)	$ 8.08
Class B: Net Asset Value and offering price per share ($7,949,064 ÷ 1,026,746 shares) A	$ 7.74
Class C: Net Asset Value and offering price per share ($8,413,827 ÷ 1,084,863 shares) A	$ 7.76
Institutional Class: Net Asset Value, offering price and redemption price per share ($790,027 ÷ 100,234 shares)	$ 7.88

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended May 31, 2002 (Unaudited)
Investment Income
Dividends		$ 36,522
Interest		23,790
Total income		60,312
Expenses
Management fee	$ 117,915
Transfer agent fees	80,950
Distribution fees	129,887
Accounting fees and expenses	30,049
Non-interested trustees' compensation	60
Custodian fees and expenses	8,229
Registration fees	13,974
Audit	2,016
Legal	1,623
Miscellaneous	329
Total expenses before reductions	385,032
Expense reductions	(21,943)	363,089
Net investment income (loss)		(302,777)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(1,133,562)
Foreign currency transactions	(1,860)
Total net realized gain (loss)		(1,135,422)
Change in net unrealized appreciation (depreciation) on investment securities		100,987
Net gain (loss)		(1,034,435)
Net increase (decrease) in net assets resulting from operations		$ (1,337,212)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2002 (Unaudited)	Year ended November 30, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (302,777)	$ (193,523)
Net realized gain (loss)	(1,135,422)	(10,633,685)
Change in net unrealized appreciation (depreciation)	100,987	1,723,136
Net increase (decrease) in net assets resulting from operations	(1,337,212)	(9,104,072)
Distributions to shareholders from net realized gain	-	(22,418)
Share transactions - net increase (decrease)	608,680	36,177,370
Total increase (decrease) in net assets	(728,532)	27,050,880
Net Assets
Beginning of period	34,815,640	7,764,760
End of period (including accumulated net investment loss of $302,777 and $0, respectively)	$ 34,087,108	$ 34,815,640

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2002	Years ended November 30,
	(Unaudited)	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 8.08	$ 9.05	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.05)	(.01)	-
Net realized and unrealized gain (loss)	(.20)	(.95)	(.95)
Total from investment operations	(.25)	(.96)	(.95)
Distributions from net realized gain	-	(.01)	-
Net asset value, end of period	$ 7.83	$ 8.08	$ 9.05
Total Return B, C, D	(3.09)%	(10.62)%	(9.50)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.71% A	2.06%	31.94% A
Expenses net of voluntary waivers, if any	1.71% A	1.75%	1.75% A
Expenses net of all reductions	1.59% A	1.71%	1.75% A
Net investment income (loss)	(1.27)% A	(.14)%	.99% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,163	$ 3,320	$ 1,789
Portfolio turnover rate	559% A	481%	139% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F For the period November 13, 2000 (commencement of operations) to November 30, 2000. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2002	Years ended November 30,
	(Unaudited)	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 8.06	$ 9.05	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.06)	(.03)	-
Net realized and unrealized gain (loss)	(.20)	(.95)	(.95)
Total from investment operations	(.26)	(.98)	(.95)
Distributions from net realized gain	-	(.01)	-
Net asset value, end of period	$ 7.80	$ 8.06	$ 9.05
Total Return B, C, D	(3.23)%	(10.84)%	(9.50)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.84% A	2.30%	32.36% A
Expenses net of voluntary waivers, if any	1.84% A	2.00%	2.00% A
Expenses net of all reductions	1.73% A	1.96%	2.00% A
Net investment income (loss)	(1.40)% A	(.39)%	.74% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,771	$ 14,165	$ 2,767
Portfolio turnover rate	559% A	481%	139% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F For the period November 13, 2000 (commencement of operations) to November 30, 2000. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2002	Years ended November 30,
	(Unaudited)	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 8.02	$ 9.05	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.08)	(.08)	-
Net realized and unrealized gain (loss)	(.20)	(.94)	(.95)
Total from investment operations	(.28)	(1.02)	(.95)
Distributions from net realized gain	-	(.01)	-
Net asset value, end of period	$ 7.74	$ 8.02	$ 9.05
Total Return B,C,D	(3.49)%	(11.29)%	(9.50)%
Ratios to Average Net Assets G
Expenses before expense reductions	2.43% A	2.86%	32.87% A
Expenses net of voluntary waivers, if any	2.43% A	2.50%	2.50% A
Expenses net of all reductions	2.31% A	2.46%	2.50% A
Net investment income (loss)	(1.99)% A	(.89)%	.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,949	$ 8,038	$ 1,659
Portfolio turnover rate	559% A	481%	139% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F For the period November 13, 2000 (commencement of operations) to November 30, 2000.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2002	Years ended November 30,
	(Unaudited)	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 8.03	$ 9.05	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.08)	(.08)	-
Net realized and unrealized gain (loss)	(.19)	(.93)	(.95)
Total from investment operations	(.27)	(1.01)	(.95)
Distributions from net realized gain	-	(.01)	-
Net asset value, end of period	$ 7.76	$ 8.03	$ 9.05
Total Return B,C,D	(3.36)%	(11.18)%	(9.50)%
Ratios to Average Net Assets G
Expenses before expense reductions	2.31% A	2.79%	32.69% A
Expenses net of voluntary waivers, if any	2.31% A	2.50%	2.50% A
Expenses net of all reductions	2.20% A	2.46%	2.50% A
Net investment income (loss)	(1.87)% A	(.89)%	.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,414	$ 8,532	$ 1,224
Portfolio turnover rate	559% A	481%	139% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F For the period November 13, 2000 (commencement of operations) to November 30, 2000.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2002	Years ended November 30,
	(Unaudited)	2001	2000 E
Selected Per-Share Data
Net asset value, beginning of period	$ 8.11	$ 9.06	$ 10.00
Income from Investment Operations
Net investment income (loss)D	(.03)	.01	.01
Net realized and unrealized gain (loss)	(.20)	(.95)	(.95)
Total from investment operations	(.23)	(.94)	(.94)
Distributions from net realized gain	-	(.01)	-
Net asset value, end of period	$ 7.88	$ 8.11	$ 9.06
Total Return B, C	(2.84)%	(10.39)%	(9.40)%
Ratios to Average Net Assets F
Expenses before expense reductions	1.19% A	1.73%	31.51% A
Expenses net of voluntary waivers, if any	1.19% A	1.50%	1.50% A
Expenses net of all reductions	1.07% A	1.46%	1.50% A
Net investment income (loss)	(.75)% A	.11%	1.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 790	$ 761	$ 325
Portfolio turnover rate	559% A	481%	139% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E For the period November 13, 2000 (commencement of operations) to November 30, 2000. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating period. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2002 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Aggressive Growth Fund (the fund) is a fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADR's, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Securities (including restricted securities) for which quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information regarding income taxes, if any, under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Semiannual Report

1. Significant Accounting Policies - continued

Distributions to Shareholders - continued

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, passive foreign investment companies (PFIC), market discount, capital loss carryforwards, and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Change in Accounting Principle. Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The cumulative effect of this accounting change had no impact on total net assets of the fund, but resulted in a $3,235 increase to the cost of securities held and a corresponding increase to accumulated net undistributed realized gain (loss), based on securities held by the fund on December 1, 2001.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .35% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .63% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 4,194	$ 63
Class T	.25%	.25%	40,958	252
Class B	.75%	.25%	40,210	30,176
Class C	.75%	.25%	44,525	14,916
			$ 129,887	$ 45,407

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 18,208	$ 5,692
Class T	27,484	5,518
Class B	14,261	14,261*
Class C	2,133	2,133*
	$ 62,086	$ 27,604

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 8,880	.53*
Class T	33,854	.41*
Class B	20,098	.50*
Class C	17,055	.38*
Institutional Class	1,063	.26*
	$ 80,950

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $14,365 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Expense Reductions.

Certain security trades were directed to brokers who paid $21,943 of the fund's expenses.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

From net realized gain	Six months ended May 31, 2002	Year ended November 30, 2001
Class A	$ -	$ 3,027
Class T	-	9,442
Class B	-	4,873
Class C	-	4,440
Institutional Class	-	636
Total	$ -	$ 22,418

Semiannual Report

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31,	Year ended November 30,	Six months ended May 31,	Year ended November 30,
	2002	2001	2002	2001
Class A Shares sold	97,686	444,403	$ 799,426	$ 4,306,002
Reinvestment of distributions	-	207	-	1,935
Shares redeemed	(104,510)	(231,476)	(861,321)	(2,054,651)
Net increase (decrease)	(6,824)	213,134	$ (61,895)	$ 2,253,286
Class T Shares sold	621,314	2,239,199	$ 5,136,074	$ 21,822,601
Reinvestment of distributions	-	938	-	8,749
Shares redeemed	(613,872)	(788,246)	(4,889,653)	(6,792,125)
Net increase (decrease)	7,442	1,451,891	$ 246,421	$ 15,039,225
Class B Shares sold	206,633	1,146,833	$ 1,669,965	$ 11,147,186
Reinvestment of distributions	-	459	-	4,280
Shares redeemed	(182,076)	(328,386)	(1,506,670)	(2,750,504)
Net increase (decrease)	24,557	818,906	$ 163,295	$ 8,400,962
Class C Shares sold	256,669	1,236,726	$ 2,111,630	$ 12,477,205
Reinvestment of distributions	-	436	-	4,074
Shares redeemed	(234,251)	(309,914)	(1,904,571)	(2,603,523)
Net increase (decrease)	22,418	927,248	$ 207,059	$ 9,877,756
Institutional Class Shares sold	24,492	97,418	$ 201,939	$ 957,774
Reinvestment of distributions	-	57	-	532
Shares redeemed	(17,978)	(39,613)	(148,139)	(352,165)
Net increase (decrease)	6,514	57,862	$ 53,800	$ 606,141

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

AAG-SANN-0702 157391
1.759110.101

(Fidelity Investment logo)(registered trademark)

(fidelity_logo)(Registered Trademark)

Fidelity® Advisor

Aggressive Growth

Fund - Institutional Class

Semiannual Report

May 31, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Disappointing earnings reports and growing concerns about corporate accounting standards overwhelmed good news on the economic front, resulting in negative returns for most popular benchmarks of U.S. stock performance through the first five months of 2002. As is typical when equities are in turmoil, investors retreated to the fixed-income markets, which explains the positive performance of nearly every bond category year to date.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity Advisor Aggressive Growth Fund - Institutional Class

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the one year and life of fund total returns would have been lower.

Cumulative Total Returns

Periods ended May 31, 2002	Past 6 months	Past 1 year	Life of fund
Fidelity® Adv Aggressive Growth - Institutional Class	-2.84%	-19.76%	-21.12%
Russell Midcap® Growth	-6.31%	-17.15%	-33.95%
Mid-Cap Funds Average	0.02%	-10.85%	n/a *

Cumulative total returns show Institutional Class' performance in percentage terms over a set period - in this case, six months, one year or since the fund started on November 13, 2000. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to the performance of the Russell Midcap® Growth Index - a market capitalization-weighted index of medium capitalization growth-oriented stocks of U.S. domiciled corporations. To measure how the fund's performance stacked up against its peers, you can compare it to the mid-cap funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 703 mutual funds. These benchmarks include reinvested dividends and capital gains, if any. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page <Click Here> of this report.(dagger)

Average Annual Total Returns

Periods ended May 31, 2002	Past 1 year	Life of fund
Fidelity Adv Aggressive Growth - Institutional Class	-19.76%	-14.23%
Russell Midcap Growth	-17.15%	-23.55%
Mid-Cap Funds Average	-10.85%	n/a *

Average annual total returns take Institutional Class' shares' cumulative return and show you what would have happened if Institutional Class' shares had performed at a constant rate each year.

* Not available

Semiannual Report

Fidelity Advisor Aggressive Growth Fund - Institutional Class
Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Aggressive Growth Fund - Institutional Class on November 13, 2000, when the fund started. As the chart shows, by May 31, 2002 the value of the investment would have been $7,888 - a 21.12% decrease on the initial investment. For comparison, look at how the Russell Midcap Growth Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have been $6,605 - a 33.95% decrease.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

(dagger) The Lipper mid-cap growth funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper mid-cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of May 31, 2002, the six month and one year cumulative total returns for the mid-cap growth funds average were -5.26% and -18.68%, respectively; and the one year average annual total return was -18.68%. The six month and one year cumulative total returns for the mid-cap supergroup average were 0.38% and -10.27%, respectively; and the one year average annual total return was -10.27%.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

When the six-month period ending May 31, 2002, began, investors had very good reasons to believe that the equity markets and U.S. economy were on the mend. Growth in gross domestic product was strong for two consecutive quarters, signaling an end to the brief recession; interest rates were at 40-year lows; consumer spending was solid; and, in the first three months of this year, productivity had its highest quarterly increase in 19 years. So why, almost halfway through 2002, is the U.S. stock market potentially facing its third consecutive year of negative returns? You could sum it up in two words: corporate earnings. There's a fairly well-known adage in this business that says "stock prices follow earnings." That's been particularly true of late, as companies that announced earnings misses could only watch as investors - already in a foul mood given the recent spate of corporate accounting irregularities - sold off their stocks in droves. Despite this backdrop, the blue-chip bellwether Dow Jones Industrial AverageSM held up relatively well, gaining 1.68% for the period. Reflecting continued weakness in the technology and telecommunications sectors, the NASDAQ Composite® Index declined 16.17% during the past six months, and the large-cap weighted Standard & Poor's 500SM Index suffered a loss of 5.68%.

(Portfolio Manager photograph)
An interview with Rajiv Kaul, Portfolio Manager of Fidelity Advisor Aggressive Growth Fund

Q. How did the fund perform, Rajiv?

A. The environment continued to be challenging for growth investors. For the six months ending May 31, 2002, the fund's Institutional Class shares fell 2.84%. During the same period, the Russell Midcap Growth Index declined 6.31%, while the mid-cap funds average tracked by Lipper Inc. managed a small 0.02% gain. For the 12 months ending May 31, 2002, the fund's Institutional Class shares lost 19.76%, while the Russell index declined 17.15% and the Lipper average fell 10.85%.

Q. Why did the fund outperform the Russell index but underperform the Lipper average during the six-month period?

A. Underweighting the weak information technology sector was one beneficial influence versus the Russell index. Stock selection in the fund's two largest sectors, health care and information technology, also was helpful to its relative performance. In both sectors, I tried to focus on companies with accelerating earnings growth and reasonable stock prices. In health care, my emphasis was on pharmaceutical and biotechnology companies with favorable new product stories. In general, I avoided the largest-cap pharmaceutical and biotech names because of the relative scarcity of promising drugs in their pipelines. Timely buying and selling in the technology sector also helped the fund's performance. Some tech companies saw their share prices surge on news of better-than-expected fourth-quarter earnings and, in a number of cases where I thought the upward progress of a stock was not sustainable, I liquidated the position. The fund underperformed the Lipper average in part because the average includes both value and growth funds, and value had a clear edge over growth during the period.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. What other factors worked against the fund's relative performance?

A. Despite our favorable stock selection, my decision to overweight the weak pharmaceutical and biotechnology parts of the health care sector detracted from the fund's relative performance, as both of those industries performed poorly during the period. A sizable underweighting in financial stocks also hurt us, because that sector bucked the overall market downturn relatively well. I underweighted financials because of my concerns about skyrocketing consumer debt and the possibility of rising default rates on commercial and consumer loans. Furthermore, I felt that we were probably at or near the end of the downward trend in interest rates that helped many financial services companies during 2001.

Q. Which stocks helped the fund's performance?

A. Two telecommunications infrastructure plays, Redback Networks and Sonus Networks, made positive contributions to the fund's performance. Both reported better-than-expected earnings for the fourth quarter of 2001, and I reduced or eliminated our positions in these stocks, which then experienced sharp declines during the rest of the period. Another helpful stock was well-known retailer Saks. A turnaround story, Saks did a good job of improving its floor plans, selling off older inventory and reducing costs.

Q. Which stocks detracted from the fund's performance?

A. Security software maker RSA Security - no longer owned by the fund - dropped sharply in January on the news that the Securities and Exchange Commission was launching an investigation into how the company reported its revenue early in 2001. The stock sustained further damage later in the period when the company warned that its first-quarter results would fall short of expectations. King Pharmaceuticals and Salix Pharmaceuticals exemplified the kind of smaller-cap drug companies I was looking for, but both were hurt by the weak economy and a negative halo effect caused by alleged irregularities at Elan Pharmaceuticals and ImClone Systems, neither of which we held at the end of the period.

Q. What's your outlook, Rajiv?

A. I'll continue to monitor trends in capital spending to determine when to adopt a more aggressive stance on technology stocks. There are many who think that a meaningful economic recovery is imminent, but I'm not so certain. It's still unclear whether the recent improvement in industrial production and other measures of economic activity is due to inventory restocking or a genuine increase in demand. If there is no substantial recovery soon, stock prices could begin to look expensive to investors, especially in growth sectors such as technology. Low interest rates have historically been a positive factor for stock prices, but we might need more time for the excesses of the previous capital spending binge to be worked out of the system.

Semiannual Report

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks capital appreciation

Start date: November 13, 2000

Size: as of May 31, 2002, more than $34 million

Manager: Rajiv Kaul, since 2001; joined Fidelity in 1996

3

Rajiv Kaul on the pharmaceutical industry:

"The pharmaceutical industry has traditionally been a source of relatively stable growth during weak phases in the economy. However, the financial results of large-cap pharmaceutical companies have been disappointing during the past two years or so. I see this trend as the result of several causes. First, a greater-than-normal number of new ´blockbuster' drugs received regulatory approval in the mid-1990s, and the patent protection for many of these drugs has already expired or is about to do so. As a result, the industry as a whole is suffering from a cyclical lull in product development and earnings growth.

"Another factor has to do with the industry consolidation that has occurred during the past decade. As companies get larger, it takes a bigger blockbuster product to make a meaningful difference to their earnings. Furthermore, developing a blockbuster product is an inexact science, and it is difficult to know how to allocate funds for research and development over the long term, especially for larger companies. Their huge size forces them to spend aggressively on research and development, but the returns of R&D frequently do not justify the expense. That is why I have recently favored smaller drug and biotech companies for the fund."

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Salix Pharmaceuticals Ltd.	3.5	0.0
Biogen, Inc.	2.6	0.9
Limited Brands, Inc.	2.5	0.0
Gilead Sciences, Inc.	2.4	0.4
Big Lots, Inc.	2.1	0.0
SLM Corp.	1.9	0.0
AT&T Wireless Services, Inc.	1.7	0.1
Lexmark International, Inc. Class A	1.7	0.0
Anthem, Inc.	1.7	0.0
Concord Communications, Inc.	1.6	0.0
	21.7
Top Five Market Sectors as of May 31, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Health Care	27.8	35.0
Information Technology	22.7	24.8
Consumer Discretionary	21.1	8.9
Industrials	11.8	12.2
Energy	9.1	4.9
Asset Allocation (% of fund's net assets)
As of May 31, 2002 *		As of November 30, 2001 **
	Stocks 103.3%		Stocks 94.3%
	Convertible Securities 0.5%		Convertible Securities 0.8%
	Short-Term Investments and Net Other Assets (3.8)% A		Short-Term Investments and Net Other Assets 4.9%
* Foreign investments	1.6%	** Foreign investments	4.6%

A Short-term investments and net other assets are not included in the pie chart.

Semiannual Report

Investments May 31, 2002 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 103.3%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 21.1%
Auto Components - 0.4%
American Axle & Manufacturing Holdings, Inc. (a)	2,100	$ 63,420
Superior Industries International, Inc.	1,600	73,216
		136,636
Hotels, Restaurants & Leisure - 2.1%
Harrah's Entertainment, Inc. (a)	8,300	395,495
International Game Technology (a)	2,350	146,875
MGM Mirage, Inc. (a)	160	6,030
Starbucks Corp. (a)	7,620	185,014
		733,414
Household Durables - 2.0%
Black & Decker Corp.	2,400	114,696
Helen of Troy Corp. (a)	5,500	72,541
Maytag Corp.	2,100	94,059
Mohawk Industries, Inc. (a)	6,152	403,079
		684,375
Internet & Catalog Retail - 2.3%
Amazon.com, Inc. (a)	12,500	227,875
Insight Enterprises, Inc. (a)	11,900	314,755
USA Interactive (a)	8,398	239,343
USA Interactive warrants 2/4/09 (a)	211	2,078
		784,051
Media - 1.6%
AOL Time Warner, Inc. (a)	600	11,220
Clear Channel Communications, Inc. (a)	1,500	79,845
Fox Entertainment Group, Inc. Class A (a)	3,300	82,632
Knight-Ridder, Inc.	600	39,498
Lamar Advertising Co. Class A (a)	2,200	94,622
Univision Communications, Inc. Class A (a)	5,900	236,000
		543,817
Multiline Retail - 5.2%
Big Lots, Inc. (a)	39,550	707,945
BJ's Wholesale Club, Inc. (a)	1,670	72,228
Dollar General Corp.	2,200	37,818
Dollar Tree Stores, Inc. (a)	12,300	495,321
Family Dollar Stores, Inc.	1,400	50,400
Saks, Inc. (a)	28,700	400,652
		1,764,364
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 7.5%
American Eagle Outfitters, Inc. (a)	1,400	$ 31,080
AutoZone, Inc. (a)	1,200	98,220
Bed Bath & Beyond, Inc. (a)	8,400	288,120
Best Buy Co., Inc. (a)	9,650	445,830
Hot Topic, Inc. (a)	3,700	94,720
Lowe's Companies, Inc.	3,000	141,480
Office Depot, Inc. (a)	8,500	155,380
Staples, Inc. (a)	4,700	99,076
Limited Brands, Inc.	41,200	864,788
TJX Companies, Inc.	10,000	210,900
Williams-Sonoma, Inc. (a)	3,800	121,638
		2,551,232
TOTAL CONSUMER DISCRETIONARY		7,197,889
CONSUMER STAPLES - 3.7%
Beverages - 0.6%
Pepsi Bottling Group, Inc.	6,500	214,630
Food & Drug Retailing - 0.4%
Rite Aid Corp. (a)	8,960	30,195
Whole Foods Market, Inc. (a)	2,200	112,574
		142,769
Food Products - 1.7%
Dean Foods Co. (a)	4,400	160,600
Hershey Foods Corp.	1,800	120,114
Kellogg Co.	2,800	102,760
McCormick & Co., Inc. (non-vtg.)	1,800	47,268
Wm. Wrigley Jr. Co.	2,400	137,544
		568,286
Tobacco - 1.0%
RJ Reynolds Tobacco Holdings, Inc.	3,200	226,240
UST, Inc.	2,900	111,157
		337,397
TOTAL CONSUMER STAPLES		1,263,082
ENERGY - 9.1%
Energy Equipment & Services - 7.3%
BJ Services Co. (a)	10,400	390,208
Cooper Cameron Corp. (a)	4,450	250,402
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Energy Equipment & Services - continued
ENSCO International, Inc.	5,500	$ 180,125
Input/Output, Inc. (a)	2,560	23,040
Nabors Industries, Inc. (a)	7,200	316,080
Noble Corp. (a)	8,200	351,124
Patterson-UTI Energy, Inc. (a)	2,800	85,568
Rowan Companies, Inc.	2,000	51,400
Smith International, Inc. (a)	5,690	417,532
Weatherford International, Inc. (a)	8,280	416,898
		2,482,377
Oil & Gas - 1.8%
Burlington Resources, Inc.	4,900	198,940
EOG Resources, Inc.	1,100	45,100
Murphy Oil Corp.	1,300	120,172
Ocean Energy, Inc.	2,100	46,683
Valero Energy Corp.	4,900	193,550
		604,445
TOTAL ENERGY		3,086,822
FINANCIALS - 3.4%
Diversified Financials - 3.4%
AmeriCredit Corp. (a)	2,900	101,790
E*TRADE Group, Inc. (a)	6,670	41,354
Federated Investors, Inc. Class B (non-vtg.)	3,270	109,218
Investment Technology Group, Inc. (a)	1,500	54,600
LaBranche & Co., Inc. (a)	2,000	52,800
SEI Investments Co.	3,000	99,000
SLM Corp.	6,700	646,416
Waddell & Reed Financial, Inc. Class A	2,400	59,280
		1,164,458
HEALTH CARE - 27.7%
Biotechnology - 10.0%
Affymetrix, Inc. (a)	1,600	38,320
Biogen, Inc. (a)	17,500	872,900
BioMarin Pharmaceutical, Inc. (a)	10,100	58,479
Cephalon, Inc. (a)	1,100	58,938
Enzon, Inc. (a)	1,000	28,170
Genzyme Corp. - General Division (a)	8,400	269,052
Gilead Sciences, Inc. (a)	23,400	834,444
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Biotechnology - continued
IDEC Pharmaceuticals Corp. (a)	2,810	$ 120,521
MedImmune, Inc. (a)	10,585	344,224
Millennium Pharmaceuticals, Inc. (a)	7,272	109,734
Neurocrine Biosciences, Inc. (a)	500	16,215
QLT, Inc. (a)	5,800	73,274
Sangstat Medical Corp. (a)	7,100	156,200
Trimeris, Inc. (a)	8,600	419,336
		3,399,807
Health Care Equipment & Supplies - 4.5%
Advanced Neuromodulation Systems, Inc. (a)	3,600	114,984
Biomet, Inc.	8,300	234,309
Boston Scientific Corp. (a)	7,300	203,305
DENTSPLY International, Inc.	1,950	78,117
Guidant Corp. (a)	2,000	80,000
Kensey Nash Corp. (a)	3,900	72,150
Medical Action Industries, Inc. (a)	34,800	443,700
Resmed, Inc. (a)	2,600	71,370
St. Jude Medical, Inc. (a)	1,500	126,600
Stryker Corp.	1,900	103,664
Therasense, Inc.	600	10,800
		1,538,999
Health Care Providers & Services - 8.1%
AdvancePCS Class A (a)	1,200	28,560
AmeriPath, Inc. (a)	3,200	94,400
Anthem, Inc.	8,000	567,200
Caremark Rx, Inc. (a)	7,600	146,984
Community Health Systems, Inc. (a)	1,200	35,328
HCA, Inc.	2,300	112,999
Health Management Associates, Inc. Class A (a)	5,340	109,951
Laboratory Corp. of America Holdings (a)	4,600	225,630
Lincare Holdings, Inc. (a)	2,200	65,296
Manor Care, Inc. (a)	2,500	64,750
McKesson Corp.	2,100	78,750
Oxford Health Plans, Inc. (a)	2,400	115,680
Quest Diagnostics, Inc. (a)	2,700	236,034
Tenet Healthcare Corp. (a)	2,600	193,700
Trigon Healthcare, Inc. (a)	1,700	176,035
UnitedHealth Group, Inc.	1,000	90,800
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Providers & Services - continued
Universal Health Services, Inc. Class B (a)	2,220	$ 110,156
Wellpoint Health Networks, Inc. (a)	4,200	311,472
		2,763,725
Pharmaceuticals - 5.1%
Atrix Laboratories, Inc. (a)	9,200	229,356
CIMA Labs, Inc. (a)	1,880	53,317
InKine Pharmaceutical, Inc. (a)	29,400	33,810
Johnson & Johnson	600	36,810
King Pharmaceuticals, Inc. (a)	2,600	70,330
Medicines Co. (a)	12,000	108,000
Salix Pharmaceuticals Ltd. (a)	79,500	1,208,398
		1,740,021
TOTAL HEALTH CARE		9,442,552
INDUSTRIALS - 11.4%
Aerospace & Defense - 2.0%
General Dynamics Corp.	400	40,240
L-3 Communications Holdings, Inc. (a)	1,800	113,580
Lockheed Martin Corp.	1,800	111,690
Mercury Computer Systems, Inc. (a)	1,200	32,844
Northrop Grumman Corp.	3,200	388,192
		686,546
Airlines - 1.0%
AMR Corp. (a)	5,300	111,035
Continental Airlines, Inc. Class B (a)	600	13,362
Delta Air Lines, Inc.	3,100	81,375
Northwest Airlines Corp. (a)	3,000	50,160
UAL Corp.	8,300	101,177
		357,109
Building Products - 0.8%
American Standard Companies, Inc. (a)	2,400	181,200
York International Corp.	2,100	74,445
		255,645
Commercial Services & Supplies - 6.3%
Apollo Group, Inc. Class A (a)	5,250	181,020
Cendant Corp. (a)	6,490	118,637
Certegy, Inc. (a)	2,700	116,100
ChoicePoint, Inc. (a)	1,500	89,415
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Convergys Corp. (a)	2,500	$ 65,600
DST Systems, Inc. (a)	3,900	192,699
Equifax, Inc.	3,200	88,416
First Data Corp.	1,800	142,560
H&R Block, Inc.	600	26,940
Herman Miller, Inc.	2,700	63,342
InterCept, Inc. (a)	5,530	138,914
Labor Ready, Inc. (a)	10,800	95,904
Paychex, Inc.	10,700	370,755
Robert Half International, Inc. (a)	5,100	125,868
Sabre Holdings Corp. Class A (a)	7,200	283,680
Total System Services, Inc.	1,700	38,913
		2,138,763
Machinery - 0.7%
Danaher Corp.	2,600	181,012
Eaton Corp.	900	72,738
		253,750
Trading Companies & Distributors - 0.6%
Fastenal Co.	4,800	189,648
TOTAL INDUSTRIALS		3,881,461
INFORMATION TECHNOLOGY - 22.7%
Communications Equipment - 2.9%
Brocade Communications System, Inc. (a)	14,700	288,855
Comverse Technology, Inc. (a)	5,800	68,730
Finisar Corp. (a)	40,000	104,040
JDS Uniphase Corp. (a)	19,300	67,743
McDATA Corp. Class B (a)	19,500	174,915
Motorola, Inc.	10,400	166,296
QUALCOMM, Inc. (a)	3,000	94,920
Redback Networks, Inc. (a)	8,600	17,802
		983,301
Computers & Peripherals - 2.7%
Apple Computer, Inc. (a)	8,400	195,720
EMC Corp. (a)	12,400	89,900
Lexmark International, Inc. Class A (a)	9,100	568,295
Network Appliance, Inc. (a)	5,100	66,351
		920,266
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - 0.5%
Benchmark Electronics, Inc. (a)	700	$ 21,000
Millipore Corp.	1,300	51,454
PerkinElmer, Inc.	3,740	52,248
Tech Data Corp. (a)	900	36,243
		160,945
Internet Software & Services - 1.0%
Retek, Inc. (a)	1,700	41,463
Yahoo!, Inc. (a)	18,400	294,768
		336,231
IT Consulting & Services - 1.3%
Affiliated Computer Services, Inc. Class A (a)	2,200	122,408
SunGard Data Systems, Inc. (a)	11,310	318,037
		440,445
Semiconductor Equipment & Products - 8.9%
Advanced Micro Devices, Inc. (a)	26,900	307,467
Altera Corp. (a)	8,900	160,467
Amkor Technology, Inc. (a)	2,900	43,123
Analog Devices, Inc. (a)	10,400	380,848
Atmel Corp. (a)	11,700	96,174
Broadcom Corp. Class A (a)	3,400	76,670
ChipPAC, Inc. (a)	8,200	71,176
Conexant Systems, Inc. (a)	37,400	267,410
Fairchild Semiconductor International, Inc. Class A (a)	8,500	213,775
Integrated Device Technology, Inc. (a)	4,700	119,568
International Rectifier Corp. (a)	1,600	75,152
Intersil Corp. Class A (a)	4,000	96,080
LAM Research Corp. (a)	4,000	90,960
Lattice Semiconductor Corp. (a)	3,500	37,450
Marvell Technology Group Ltd. (a)	4,700	147,956
Micron Technology, Inc. (a)	1,600	37,728
Mykrolis Corp.	879	11,867
National Semiconductor Corp. (a)	4,800	147,360
NVIDIA Corp. (a)	2,000	66,920
Oak Technology, Inc. (a)	6,900	89,286
Photronics, Inc. (a)	7,100	162,377
Semtech Corp. (a)	4,000	131,520
Silicon Laboratories, Inc. (a)	200	4,776
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductor Equipment & Products - continued
Teradyne, Inc. (a)	5,800	$ 157,064
Vitesse Semiconductor Corp. (a)	6,300	31,683
		3,024,857
Software - 5.4%
Adobe Systems, Inc.	10,900	393,490
Aspen Technology, Inc. (a)	3,300	36,993
Cadence Design Systems, Inc. (a)	2,700	52,002
Compuware Corp. (a)	7,940	58,518
Concord Communications, Inc. (a)	36,400	547,820
Electronic Arts, Inc. (a)	3,600	230,400
Intuit, Inc. (a)	4,400	192,412
Legato Systems, Inc. (a)	4,940	30,924
Network Associates, Inc. (a)	11,310	218,849
Quest Software, Inc. (a)	7,400	103,600
		1,865,008
TOTAL INFORMATION TECHNOLOGY		7,731,053
MATERIALS - 1.8%
Chemicals - 0.3%
Ferro Corp.	1,700	49,963
OM Group, Inc.	500	32,800
		82,763
Construction Materials - 0.1%
Lafarge North America, Inc.	1,100	46,090
Containers & Packaging - 0.9%
Owens-Illinois, Inc. (a)	5,000	87,500
Sealed Air Corp.	5,000	223,750
		311,250
Metals & Mining - 0.5%
Massey Energy Corp.	4,800	62,880
Newmont Mining Corp. Holding Co.	3,370	105,178
		168,058
TOTAL MATERIALS		608,161
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - 2.4%
Wireless Telecommunication Services - 2.4%
AT&T Wireless Services, Inc. (a)	72,000	$ 583,920
Sprint Corp. - PCS Group Series 1 (a)	24,000	250,560
		834,480
TOTAL COMMON STOCKS (Cost $34,079,872)		35,209,958
Convertible Preferred Stocks - 0.0%

CONSUMER DISCRETIONARY - 0.0%
Internet & Catalog Retail - 0.0%
USA Interactive Series A, $0.995 (Cost $12,073)	190	10,925
Convertible Bonds - 0.5%
Ratings (unaudited)(c)		Principal Amount
HEALTH CARE - 0.1%
Biotechnology - 0.1%
CV Therapeutics, Inc. 4.75% 3/7/07	-	$ 52,500	37,826
INDUSTRIALS - 0.4%
Commercial Services & Supplies - 0.4%
Ogden Corp. 5.75% 10/20/02 (b)	Ca	430,000	129,000
TOTAL CONVERTIBLE BONDS (Cost $294,848)			166,826
TOTAL INVESTMENT PORTFOLIO - 103.8% (Cost $34,386,793)	35,387,709
NET OTHER ASSETS - (3.8)%	(1,300,601)
NET ASSETS - 100%	$ 34,087,108
Legend
(a) Non-income producing
(b) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(c) For certain securities not individually rated by a nationally recognized rating agency, the ratings listed have been assigned by Fidelity.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $103,572,643 and $100,513,617, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $21,933 for the period.
Income Tax Information

At May 31, 2002, the aggregate cost of investment securities for income tax purposes was $35,032,448. Net unrealized appreciation aggregated $355,261, of which $3,187,760 related to appreciated investment securities and $2,832,499 related to depreciated investment securities.

At November 30, 2001, the fund had a capital loss carryforward of approximately $10,015,000 all of which will expire on November 30, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2002 (Unaudited)
Assets
Investment in securities, at value (cost $34,386,793) - See accompanying schedule		$ 35,387,709
Receivable for investments sold		1,539,885
Receivable for fund shares sold		53,322
Dividends receivable		5,429
Interest receivable		1,416
Total assets		36,987,761
Liabilities
Payable to custodian bank	$ 966,147
Payable for investments purchased	1,789,768
Payable for fund shares redeemed	81,254
Accrued management fee	19,360
Distribution fees payable	20,699
Other payables and accrued expenses	23,425
Total liabilities		2,900,653
Net Assets		$ 34,087,108
Net Assets consist of:
Paid in capital		$ 45,314,741
Accumulated net investment (loss)		(302,777)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(11,925,772)
Net unrealized appreciation (depreciation) on investments		1,000,916
Net Assets		$ 34,087,108

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2002 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($3,163,299 ÷ 403,952 shares)	$ 7.83
Maximum offering price per share (100/94.25 of $7.83)	$ 8.31
Class T: Net Asset Value and redemption price per share ($13,770,891 ÷ 1,765,177 shares)	$ 7.80
Maximum offering price per share (100/96.50 of $7.80)	$ 8.08
Class B: Net Asset Value and offering price per share ($7,949,064 ÷ 1,026,746 shares) A	$ 7.74
Class C: Net Asset Value and offering price per share ($8,413,827 ÷ 1,084,863 shares) A	$ 7.76
Institutional Class: Net Asset Value, offering price and redemption price per share ($790,027 ÷ 100,234 shares)	$ 7.88

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended May 31, 2002 (Unaudited)
Investment Income
Dividends		$ 36,522
Interest		23,790
Total income		60,312
Expenses
Management fee	$ 117,915
Transfer agent fees	80,950
Distribution fees	129,887
Accounting fees and expenses	30,049
Non-interested trustees' compensation	60
Custodian fees and expenses	8,229
Registration fees	13,974
Audit	2,016
Legal	1,623
Miscellaneous	329
Total expenses before reductions	385,032
Expense reductions	(21,943)	363,089
Net investment income (loss)		(302,777)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(1,133,562)
Foreign currency transactions	(1,860)
Total net realized gain (loss)		(1,135,422)
Change in net unrealized appreciation (depreciation) on investment securities		100,987
Net gain (loss)		(1,034,435)
Net increase (decrease) in net assets resulting from operations		$ (1,337,212)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2002 (Unaudited)	Year ended November 30, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (302,777)	$ (193,523)
Net realized gain (loss)	(1,135,422)	(10,633,685)
Change in net unrealized appreciation (depreciation)	100,987	1,723,136
Net increase (decrease) in net assets resulting from operations	(1,337,212)	(9,104,072)
Distributions to shareholders from net realized gain	-	(22,418)
Share transactions - net increase (decrease)	608,680	36,177,370
Total increase (decrease) in net assets	(728,532)	27,050,880
Net Assets
Beginning of period	34,815,640	7,764,760
End of period (including accumulated net investment loss of $302,777 and $0, respectively)	$ 34,087,108	$ 34,815,640

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2002	Years ended November 30,
	(Unaudited)	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 8.08	$ 9.05	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.05)	(.01)	-
Net realized and unrealized gain (loss)	(.20)	(.95)	(.95)
Total from investment operations	(.25)	(.96)	(.95)
Distributions from net realized gain	-	(.01)	-
Net asset value, end of period	$ 7.83	$ 8.08	$ 9.05
Total Return B, C, D	(3.09)%	(10.62)%	(9.50)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.71% A	2.06%	31.94% A
Expenses net of voluntary waivers, if any	1.71% A	1.75%	1.75% A
Expenses net of all reductions	1.59% A	1.71%	1.75% A
Net investment income (loss)	(1.27)% A	(.14)%	.99% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,163	$ 3,320	$ 1,789
Portfolio turnover rate	559% A	481%	139% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F For the period November 13, 2000 (commencement of operations) to November 30, 2000. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2002	Years ended November 30,
	(Unaudited)	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 8.06	$ 9.05	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.06)	(.03)	-
Net realized and unrealized gain (loss)	(.20)	(.95)	(.95)
Total from investment operations	(.26)	(.98)	(.95)
Distributions from net realized gain	-	(.01)	-
Net asset value, end of period	$ 7.80	$ 8.06	$ 9.05
Total Return B, C, D	(3.23)%	(10.84)%	(9.50)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.84% A	2.30%	32.36% A
Expenses net of voluntary waivers, if any	1.84% A	2.00%	2.00% A
Expenses net of all reductions	1.73% A	1.96%	2.00% A
Net investment income (loss)	(1.40)% A	(.39)%	.74% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,771	$ 14,165	$ 2,767
Portfolio turnover rate	559% A	481%	139% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F For the period November 13, 2000 (commencement of operations) to November 30, 2000. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2002	Years ended November 30,
	(Unaudited)	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 8.02	$ 9.05	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.08)	(.08)	-
Net realized and unrealized gain (loss)	(.20)	(.94)	(.95)
Total from investment operations	(.28)	(1.02)	(.95)
Distributions from net realized gain	-	(.01)	-
Net asset value, end of period	$ 7.74	$ 8.02	$ 9.05
Total Return B,C,D	(3.49)%	(11.29)%	(9.50)%
Ratios to Average Net Assets G
Expenses before expense reductions	2.43% A	2.86%	32.87% A
Expenses net of voluntary waivers, if any	2.43% A	2.50%	2.50% A
Expenses net of all reductions	2.31% A	2.46%	2.50% A
Net investment income (loss)	(1.99)% A	(.89)%	.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,949	$ 8,038	$ 1,659
Portfolio turnover rate	559% A	481%	139% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F For the period November 13, 2000 (commencement of operations) to November 30, 2000.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2002	Years ended November 30,
	(Unaudited)	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 8.03	$ 9.05	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.08)	(.08)	-
Net realized and unrealized gain (loss)	(.19)	(.93)	(.95)
Total from investment operations	(.27)	(1.01)	(.95)
Distributions from net realized gain	-	(.01)	-
Net asset value, end of period	$ 7.76	$ 8.03	$ 9.05
Total Return B,C,D	(3.36)%	(11.18)%	(9.50)%
Ratios to Average Net Assets G
Expenses before expense reductions	2.31% A	2.79%	32.69% A
Expenses net of voluntary waivers, if any	2.31% A	2.50%	2.50% A
Expenses net of all reductions	2.20% A	2.46%	2.50% A
Net investment income (loss)	(1.87)% A	(.89)%	.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,414	$ 8,532	$ 1,224
Portfolio turnover rate	559% A	481%	139% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F For the period November 13, 2000 (commencement of operations) to November 30, 2000.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2002	Years ended November 30,
	(Unaudited)	2001	2000 E
Selected Per-Share Data
Net asset value, beginning of period	$ 8.11	$ 9.06	$ 10.00
Income from Investment Operations
Net investment income (loss)D	(.03)	.01	.01
Net realized and unrealized gain (loss)	(.20)	(.95)	(.95)
Total from investment operations	(.23)	(.94)	(.94)
Distributions from net realized gain	-	(.01)	-
Net asset value, end of period	$ 7.88	$ 8.11	$ 9.06
Total Return B, C	(2.84)%	(10.39)%	(9.40)%
Ratios to Average Net Assets F
Expenses before expense reductions	1.19% A	1.73%	31.51% A
Expenses net of voluntary waivers, if any	1.19% A	1.50%	1.50% A
Expenses net of all reductions	1.07% A	1.46%	1.50% A
Net investment income (loss)	(.75)% A	.11%	1.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 790	$ 761	$ 325
Portfolio turnover rate	559% A	481%	139% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E For the period November 13, 2000 (commencement of operations) to November 30, 2000. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating period. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2002 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Aggressive Growth Fund (the fund) is a fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADR's, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Securities (including restricted securities) for which quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information regarding income taxes, if any, under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Semiannual Report

1. Significant Accounting Policies - continued

Distributions to Shareholders - continued

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, passive foreign investment companies (PFIC), market discount, capital loss carryforwards, and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Change in Accounting Principle. Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The cumulative effect of this accounting change had no impact on total net assets of the fund, but resulted in a $3,235 increase to the cost of securities held and a corresponding increase to accumulated net undistributed realized gain (loss), based on securities held by the fund on December 1, 2001.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .35% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .63% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 4,194	$ 63
Class T	.25%	.25%	40,958	252
Class B	.75%	.25%	40,210	30,176
Class C	.75%	.25%	44,525	14,916
			$ 129,887	$ 45,407

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 18,208	$ 5,692
Class T	27,484	5,518
Class B	14,261	14,261*
Class C	2,133	2,133*
	$ 62,086	$ 27,604

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 8,880	.53*
Class T	33,854	.41*
Class B	20,098	.50*
Class C	17,055	.38*
Institutional Class	1,063	.26*
	$ 80,950

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $14,365 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Expense Reductions.

Certain security trades were directed to brokers who paid $21,943 of the fund's expenses.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

From net realized gain	Six months ended May 31, 2002	Year ended November 30, 2001
Class A	$ -	$ 3,027
Class T	-	9,442
Class B	-	4,873
Class C	-	4,440
Institutional Class	-	636
Total	$ -	$ 22,418

Semiannual Report

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31,	Year ended November 30,	Six months ended May 31,	Year ended November 30,
	2002	2001	2002	2001
Class A Shares sold	97,686	444,403	$ 799,426	$ 4,306,002
Reinvestment of distributions	-	207	-	1,935
Shares redeemed	(104,510)	(231,476)	(861,321)	(2,054,651)
Net increase (decrease)	(6,824)	213,134	$ (61,895)	$ 2,253,286
Class T Shares sold	621,314	2,239,199	$ 5,136,074	$ 21,822,601
Reinvestment of distributions	-	938	-	8,749
Shares redeemed	(613,872)	(788,246)	(4,889,653)	(6,792,125)
Net increase (decrease)	7,442	1,451,891	$ 246,421	$ 15,039,225
Class B Shares sold	206,633	1,146,833	$ 1,669,965	$ 11,147,186
Reinvestment of distributions	-	459	-	4,280
Shares redeemed	(182,076)	(328,386)	(1,506,670)	(2,750,504)
Net increase (decrease)	24,557	818,906	$ 163,295	$ 8,400,962
Class C Shares sold	256,669	1,236,726	$ 2,111,630	$ 12,477,205
Reinvestment of distributions	-	436	-	4,074
Shares redeemed	(234,251)	(309,914)	(1,904,571)	(2,603,523)
Net increase (decrease)	22,418	927,248	$ 207,059	$ 9,877,756
Institutional Class Shares sold	24,492	97,418	$ 201,939	$ 957,774
Reinvestment of distributions	-	57	-	532
Shares redeemed	(17,978)	(39,613)	(148,139)	(352,165)
Net increase (decrease)	6,514	57,862	$ 53,800	$ 606,141

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

AAGI-SANN-0702 157392
1.759109.101

(Fidelity Investment logo)(registered trademark)